SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2017 CAD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years)	2.85
Expected annualized volatility		80.00%
Expected dividend yield
Weighted average Black-Scholes value of each option | $	$ 2.77	$ 1.37
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.73%	0.74%
Expected life of options (years)		1
Expected annualized volatility	80.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	2.31%	1.70%
Expected life of options (years)		3
Expected annualized volatility	121.16%